Inventory	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventory

Note 4 Inventory

Inventory consists of the following at December 31:

	2025	2024

Raw Materials	$360,280	$487,405
Work-in-Process	7,956,924	6,815,425
Finished Goods	151,311	153,353
	8,468,515	7,456,183
Less: Reserve for Obsolescence	583,572	502,905

Inventory	$7,884,943	$6,953,278

The Company experienced a significant increase in the Reserve for Obsolescence due to incremental risk in one particular customer which was assessed at a higher rate because of market instability.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024